Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (2,544,887)	$ (5,775,951)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation expense	39,170	2,246,033
Debt discount amortization	309,869
Depreciation	4,946	4,035
Change in fair value of derivative	(29,448)
Foreign exchange differences	38,695	26,703
Changes in operating assets and liabilities:
Receivables and prepaid expenses	78,905	24,961
Accounts payable	(128,576)	112,551
Accrued expenses and other payables	121,169	(18,892)
Registration Rights Agreement liability		520,000
Accrued severance	52,112	118,738
Net cash used in operating activities	(2,058,045)	(2,741,822)
Cash flows from investing activities:
Purchase of property and equipment	(966)	(25,849)
Net cash provided by (used in) investing activities	(966)	(25,849)
Cash flows from financing activities:
Proceeds from convertible promissory notes, net	1,750,000
Net cash provided by financing activities	1,750,000
Effect of exchange rate changes on cash	(11,893)	(30,728)
Net decrease in cash	(320,904)	(2,798,399)
Cash, beginning of year	549,444	3,347,843
Cash, end of year	228,540	549,444
Supplemental cash flow information:
Cash paid for interest
Cash paid for taxes